Costs and Estimated Earnings on Uncompleted Contracts (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Costs and estimated earnings on uncompleted contracts
Costs incurred on uncompleted contracts		$ 18,363
Provision for loss on uncompleted contracts
Estimated earnings (losses)		6,786
Cost on uncompleted contracts, net		25,149
Less: billings to date		(53,173)	(3,500)
Cost in excess of billing on uncompleted contracts, net		(28,024)	$ (3,500)
Successor [Member]
Costs and estimated earnings on uncompleted contracts
Costs incurred on uncompleted contracts	$ 107,100
Provision for loss on uncompleted contracts
Estimated earnings (losses)	19,200
Cost on uncompleted contracts, net	126,300
Less: billings to date	(211,900)
Cost in excess of billing on uncompleted contracts, net	$ (85,600)
Predecessor [Member]
Costs and estimated earnings on uncompleted contracts
Costs incurred on uncompleted contracts		18,363
Provision for loss on uncompleted contracts
Estimated earnings (losses)		6,786
Cost on uncompleted contracts, net		25,149
Less: billings to date		(53,173)
Cost in excess of billing on uncompleted contracts, net		$ (28,024)